UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-0523

The Dreyfus Fund Incorporated
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/2010

FORM N-Q/A

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
September 30, 2010 (Unaudited)

Common Stocks--100.1%	Shares	Value ($)
Consumer Discretionary--13.0%
Amazon.com	54,780 a	8,603,747
Autoliv	123,840	8,090,467
Carnival	262,040	10,012,548
CBS, Cl. B	443,390	7,032,165
Limited Brands	214,170	5,735,473
Newell Rubbermaid	398,250	7,092,832
News, Cl. A	1,303,266	17,020,654
Nordstrom	236,820	8,809,704
Omnicom Group	247,700	9,779,196
Stanley Black & Decker	92,330	5,657,982
Staples	444,080	9,290,154
Target	199,050	10,637,232
Time Warner	320,622	9,827,064
Toll Brothers	373,480 a	7,103,590
		124,692,808
Consumer Staples--10.0%
Clorox	120,650	8,054,594
Energizer Holdings	125,320 a	8,425,264
Estee Lauder, Cl. A	106,960	6,763,081
PepsiCo	344,570	22,893,231
Philip Morris International	323,435	18,118,829
Procter & Gamble	350,560	21,023,083
Whole Foods Market	295,620 a	10,970,458
		96,248,540
Energy--11.6%
Alpha Natural Resources	120,970 a	4,977,915
Anadarko Petroleum	174,690	9,966,065
Apache	50,590	4,945,678
Chevron	213,390	17,295,260
ENSCO, ADR	203,740	9,113,290

EOG Resources	77,500	7,205,175
Halliburton	250,252	8,275,834
Hess	161,840	9,567,981
Newfield Exploration	240,380 a	13,807,427
Occidental Petroleum	265,860	20,816,838
Valero Energy	320,410	5,610,379
		111,581,842
Exchange Traded Funds--.6%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	50,630	5,778,402
Financial--15.0%
American Express	382,730	16,086,142
Bank of America	1,710,970	22,430,817
Capital One Financial	349,570	13,825,493
Comerica	140,560	5,221,804
Franklin Resources	68,440	7,316,236
Genworth Financial, Cl. A	848,230 a	10,365,371
Huntington Bancshares	911,070	5,165,767
JPMorgan Chase & Co.	582,130	22,161,689
Lincoln National	396,090	9,474,473
MetLife	257,260	9,891,647
Morgan Stanley	195,100	4,815,068
Wells Fargo & Co.	662,290	16,643,348
		143,397,855
Health Care--13.2%
Allscripts Healthcare Solutions	386,430 a	7,137,362
AmerisourceBergen	217,040	6,654,446
Amylin Pharmaceuticals	546,290 a	11,390,146
CIGNA	292,360	10,460,641
Covidien	160,665	6,457,126
Dendreon	122,790 a	5,056,492
Emergency Medical Services, Cl. A	91,040 a	4,847,880
Gilead Sciences	200,020 a	7,122,712
Hospira	112,690 a	6,424,457
Human Genome Sciences	419,800 a	12,505,842
King Pharmaceuticals	527,000 a	5,248,920
Pfizer	1,610,560	27,653,315

St. Jude Medical	123,170 a	4,845,508
Thermo Fisher Scientific	98,000 a	4,692,240
Zimmer Holdings	122,300 a	6,399,959
		126,897,046
Industrial--10.8%
AMR	311,750 a	1,954,673
Caterpillar	208,280	16,387,470
Cummins	119,440	10,818,875
Dover	257,900	13,464,959
General Electric	468,420	7,611,825
Ingersoll-Rand	133,910	4,781,926
KBR	112,329	2,767,787
Norfolk Southern	243,470	14,488,900
Raytheon	210,030	9,600,471
Textron	401,300	8,250,728
Tyco International	355,415	13,054,393
		103,182,007
Information Technology--15.8%
Apple	121,216 a	34,395,040
Cisco Systems	824,313 a	18,052,455
EMC	539,730 a	10,961,916
Google, Cl. A	38,143 a	20,055,208
Informatica	269,450 a	10,349,575
International Business Machines	184,640	24,767,610
Oracle	624,608	16,770,725
Salesforce.com	81,760 a	9,140,768
VMware, Cl. A	84,435 a	7,171,909
		151,665,206
Materials--1.7%
CF Industries Holdings	59,470	5,679,385
E.I. du Pont de Nemours & Co.	241,390	10,770,822
		16,450,207
Telecommunication Services--3.5%
AT&T	886,640	25,357,904
Verizon Communications	237,480	7,739,473
		33,097,377
Telecommunications--1.1%

QUALCOMM	232,160	10,475,059
Utilities--3.8%
American Electric Power	184,870	6,697,840
Entergy	100,400	7,683,612
NextEra Energy	180,180	9,799,990
Public Service Enterprise Group	375,880	12,434,110
		36,615,552
Total Common Stocks
(cost $813,573,307)		960,081,901

Limited Partnership Interests--.0%
Consumer Discretionary--.0%
SK Equity Fund, LP [a,c]		100,000
Health Care--.0%
Galen Partners II, LP [a,c]		60,204
Total Limited Partnership Interests
(cost $825,919)		160,204

Other Investment--.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $273,000)	273,000 [b]	273,000

Total Investments (cost $814,672,226)	100.1%	960,515,105
Liabilities, Less Cash and Receivables	(.1%)	(951,256)
Net Assets	100.0%	959,563,849

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.
c	Securities restricted as to public resale. Investment in restricted securities with aggregate market value of $160,204 representing 0.01% of net assets (see below).

	Acquisition		Net
Issuer	Date	Cost ($)	Assets (%)	Valuation ($)+
Galen Partners II, LP	5/1/96-1/3/97	442,626.00		60,204

SK Equity Fund, LP	3/8/95-9/18/96	383,293.01	100,000
160,204
+ The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $814,672,226. Net unrealized appreciation on investments was $145,842,879 of which $164,653,984 related to appreciated investment securities and $18,811,105 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	15.8
Financial	15.0
Health Care	13.2
Consumer Discretionary	13.0
Energy	11.6
Industrial	10.8
Consumer Staples	10.0
Utilities	3.8
Telecommunication Services	3.5
Materials	1.7
Telecommunications	1.1
Exchange Traded Funds	.6
Short-Term/Money Market Investments	0
Corporate Bonds	0
100.1
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	937,099,742	-	-	937,099,742
Equity Securities - Foreign+	17,203,757	-	-	17,203,757
Limited Partnership Interests	-	-	160,204	160,204
Mutual Funds/Exchange Traded Funds	6,051,402	-	-	6,051,402
+ See Statement of Investments for industry classification.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Limited Partnership
Interests
Balance as of 12/31/2009	89,067
Realized gain (loss)	(360)
Change in unrealized appreciation	1,448
(depreciation)
Net purchases (sales)	(1,088)
Transfers in and/or out of Level 3	-
Balance as of 9/30/2010	89,067

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Fund Incorporated

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: November 29, 2010

By: /s/ James Windels
James Windels Treasurer
Date: November 29, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)